Share-Based Payment Transactions (Details) - Schedule of weighted average exercise prices of share options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average exercise prices of share options [Abstract]
Number of Share Options, Share Options outstanding at the beginning of the year	5,643	15,010
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 2.41	$ 2.41
Number of Share Options, Share Options granted during the year
Weighted average exercise price, Share Options granted during the year
Number of Share Options, Share Options forfeited during the year	(212)	(9,367)
Weighted average exercise price, Share Options forfeited during the year	$ 2.5	$ 2.5
Number of Share Options, Share Options expired during the year
Weighted average exercise price, Share Options expired during the year
Number of Share Options, Share Options outstanding at the end of the year	5,431	5,643
Weighted average exercise price, Share Options outstanding at the end of the year	$ 2.95	$ 2.41
Number of Share Options, Share Options exercisable at the end of the year	4,416	3,562
Weighted average exercise price, Share Options exercisable at the end of the year	$ 3.28	$ 3.41